BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total	$ 5,246	$ 5,189
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average rate	4.80%	4.80%
Weighted average term (years)	4 years 4 months 24 days	5 years 3 months 18 days
Business services
Disclosure of detailed information about borrowings [line items]
Total	$ 988	$ 1,007
Business services | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average rate	4.30%	4.70%
Weighted average term (years)	2 years 4 months 24 days	3 years 4 months 24 days
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Total	$ 2,879	$ 2,908
Infrastructure services | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average rate	3.40%	3.90%
Weighted average term (years)	3 years 7 months 6 days	4 years 7 months 6 days
Industrials
Disclosure of detailed information about borrowings [line items]
Total	$ 1,379	$ 1,274
Industrials | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average rate	8.30%	7.10%
Weighted average term (years)	7 years 7 months 6 days	8 years 6 months